Subsidiaries - Summarized Financial Information of the Group's Principal Subsidiaries with Significant Non-controlling Interests (Detail) - CNY (¥) ¥ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Disclosure of subsidiaries [Line Items]
Current assets		¥ 433,128	¥ 425,162	[1]
Non-current assets		1,999,138	1,979,450	[1]
Current liabilities		586,386	576,667	[1]
Non-current liabilities		435,222	446,626	[1]
REVENUE		2,353,588	2,015,890	[1]	¥ 1,616,903	[1]
Total comprehensive income		69,768	35,428	[1]	38,961	[1]
Profit attributable to non-controlling interests		19,825	13,995	[1]	21,515	[1]
Net cash inflow from operating activities		351,565	366,655	[1]	265,179	[1]
Net cash (outflow) / inflow from investing activities		(267,732)	(243,546)	[1]	(175,887)	[1]
Net cash inflow/(outflow) from financing activities		(123,515)	(94,725)	[1]	(67,007)	[1]
Effect of foreign exchange rate changes on cash and cash equivalents		2,503	(3,538)	[1]	2,873	[1]
Net (decrease) / increase in cash and cash equivalents		(37,179)	24,846	[1]	25,158	[1]
Cash and cash equivalents at beginning of the year	[1]	122,777	97,931		72,773
Cash and cash equivalents at end of the year		¥ 85,598	¥ 122,777	[1]	97,931	[1]
CNPC Exploration and Development Company Limited [member]
Disclosure of subsidiaries [Line Items]
Percentage ownership interest (%)		50.00%	50.00%
Current assets		¥ 21,463	¥ 24,722
Non-current assets		166,155	133,328
Current liabilities		14,525	13,273
Non-current liabilities		25,967	13,211
Net assets		147,126	131,566
REVENUE		45,618	37,304		28,196
Profit from continuing operations		15,563	3,696		24,153
Total comprehensive income		17,528	(1,050)		30,391
Profit attributable to non-controlling interests		8,844	2,390		12,414
Dividends paid to non-controlling interests		2,038	1,420		444
Net cash inflow from operating activities		22,467	18,545		9,053
Net cash (outflow) / inflow from investing activities		(33,466)	(12,304)		(18,036)
Net cash inflow/(outflow) from financing activities		7,865	(4,296)		(2,248)
Effect of foreign exchange rate changes on cash and cash equivalents		(1,350)	(2,183)		748
Net (decrease) / increase in cash and cash equivalents		(4,484)	(238)		(10,483)
Cash and cash equivalents at beginning of the year		17,982	18,220		28,703
Cash and cash equivalents at end of the year		¥ 13,498	¥ 17,982		18,220
PetroChina Pipelines Co., Ltd. [member]
Disclosure of subsidiaries [Line Items]
Percentage ownership interest (%)		72.26%	72.26%
Current assets		¥ 4,604	¥ 2,882
Non-current assets		224,163	232,842
Current liabilities		7,531	6,059
Non-current liabilities		6,095	8,408
Net assets		215,141	221,257
REVENUE		43,062	43,627		41,794
Profit from continuing operations		19,436	17,891		20,420
Total comprehensive income		19,436	17,891		20,420
Profit attributable to non-controlling interests		5,392	4,963		5,664
Dividends paid to non-controlling interests		7,174	3,569
Net cash inflow from operating activities		29,701	31,160		30,270
Net cash (outflow) / inflow from investing activities		(2,701)	2,869		14,799
Net cash inflow/(outflow) from financing activities		(25,919)	(36,190)		(47,624)
Net (decrease) / increase in cash and cash equivalents		1,081	(2,161)		(2,555)
Cash and cash equivalents at beginning of the year		148	2,309		4,864
Cash and cash equivalents at end of the year		¥ 1,229	¥ 148		¥ 2,309

[1]	The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated (see Note 3(aa)).